Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 22, 2013
Registrant Name	dei_EntityRegistrantName	iShares U.S. ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001524513
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 22, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2013
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013